Operating Segments - Schedule of Segment Liabilities (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Liabilities	$ 75,218,083	$ 18,461,471
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Liabilities	59,326,240	9,277,070
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Liabilities	13,003,443	7,440,067
Unallocated
Disclosure Of Operating Segments [Line Items]
Liabilities	$ 2,888,400	$ 1,744,334